Stock-Based Compensation	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation
Stock-Based Compensation

Note 15. Stock-Based Compensation

The 2019 Equity Incentive Plan authorizes the granting of stock-based compensation awards to directors, officers, employees, and advisors of the Company in the form of restricted stock awards (“RSAs”), restricted stock units (“RSUs”), or stock options, all of which settle in shares of the Company’s common stock upon vesting. 3.6 million shares of common stock were initially reserved for issuance.

In July 2023, the Company adopted a new long-term incentive program under its 2019 Equity Incentive Plan, under which employees are eligible to receive performance-based RSAs or RSUs and service-based RSAs or RSUs. The performance-based awards are eligible to vest based on the relative performance of the Company’s common stock (“Total Stockholder Return” or “TSR”), compared to the performance of the Russell 3000 Index (the “Index TSR”), during the three-year performance period commencing as of the grant date of the TSR award (collectively, the “TSR Awards”). The TSR Awards have a vesting range of 0% to 200% of the recipient’s target award, which is calculated based on the difference between the Company’s TSR and the Index TSR over the three-year performance period, subject to the recipient’s continuous employment with the Company through the third anniversary of the award’s grant date. The service-based awards are eligible to vest in one-third annual installments over a three-year service period commencing on the award’s grant date, subject to the recipient’s continuous employment with the Company through the applicable vesting dates.

In November 2020, the Company’s stockholders approved the First Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance by 3.5 million shares.

In October 2021, the Company’s stockholders approved the Second Amendment to the 2019 Equity Inventive Plan, which increased the shares of common stock reserved for issuance by 4.4 million shares.

In July 2022, the Company’s stockholders approved the Third Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance by 10.0 million shares.

In June 2023, the Company’s stockholders approved the Fourth Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance by 4.0 million shares.

In December 2023, the Company’s stockholders approved the Fifth Amendment to the 2019 Equity Incentive Plan, which increased the shares of common stock reserved for issuance by 13.0 million shares.

As of December 31, 2023, the Company had 18,517,831 shares of common stock reserved for issuance under the 2019 Equity Incentive Plan.

The following table presents stock-based compensation expense by category:

	Years Ended December 31,
	2023	2022	2021
Performance-based stock awards and units	$(4,703)	$16,444	$63,556
Service-based stock awards and units	36,873	8,111	4,935
Total stock-based compensation	$32,170	$24,555	$68,491

Stock-based compensation expense is recognized within Selling, general and administrative on the Consolidated Statements of Operations.

Performance-Based Awards and Units

Performance-based awards and units are eligible to vest either: (i) over a three-year performance period ending December 31, 2023, based upon financial performance targets met during the performance period, and the completion of specified performance milestones related to development and monetization of added infrastructure capacity; or (ii) based on the Company’s TSR as compared to the Index TSR through December 31, 2025.

The following table presents a summary of the activity of the performance-based RSAs:

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	3,918,935	$25.92
Granted	2,076,340	$17.48
Vested	(567,281)	$24.96
Forfeited	(499,468)	$33.54
Balance as of December 31, 2023	4,928,526	$21.71

During the year ended December 31, 2022, the Company granted 245,266 performance-based RSAs with a grant date fair value of $1.7 million. During the year ended December 31, 2021, no performance-based RSAs were awarded.

As of December 31, 2023, there was approximately $27.8 million of unrecognized compensation cost related to the performance-based RSAs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 2.6 years.

The following table presents a summary of the activity of the performance-based RSUs:

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	—	$—
Granted	246,426	$19.59
Vested	—	$—
Forfeited	—	$—
Balance as of December 31, 2023	246,426	$19.59

During the year ended December 31, 2022, the Company granted 1,412,299 performance-based RSUs with a grant date fair value of $15.1 million. During the year ended December 31, 2021, the Company granted 4,033,159 performance-based RSUs with a grant date fair value of $148.0 million. During the year ended December 31, 2022, all outstanding performance-based RSUs were converted into performance-based RSAs.

As of December 31, 2023, there was approximately $4.1 million of unrecognized compensation cost related to the performance-based RSUs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 2.6 years.

Service-Based Awards and Units

Service-based awards vest over a one, two, and three-year service periods.

The following table presents a summary of the activity of the service-based RSAs:

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	8,855,744	$6.84
Granted	1,313,925	$15.44
Vested	(4,464,307)	$6.89
Forfeited	(807,468)	$6.86
Balance as of December 31, 2023	4,897,894	$9.14

During the year ended December 31, 2022, the Company awarded 10,310,115 service-based RSAs with a grant date fair value of $69.4 million. During the year ended December 31, 2021, no service-based RSAs were awarded.

As of December 31, 2023, there was approximately $29.0 million of unrecognized compensation cost related to the service-based RSAs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 10 months.

The following table presents a summary of the activity of the service-based RSUs:

		Weighted Average
		Grant-Date
		Per Share
	Number of Shares	Fair Value
Balance as of January 1, 2023	—	$—
Granted	155,213	$19.30
Vested	—	$—
Forfeited	—	$—
Balance as of December 31, 2023	155,213	$19.30

During the year ended December 31, 2022, the Company awarded 922,552 service-based RSUs with a grant date fair value of $6.4 million. During the year ended December 31, 2021, the Company granted 212,189 service-based RSUs with a grant date fair value of $7.1 million. During the year ended December 31, 2022, all outstanding service-based RSUs were converted into service-based RSAs.

As of December 31, 2023, there was approximately $2.6 million of unrecognized compensation cost related to the service-based RSUs, which is expected to be recognized over a remaining weighted-average vesting period of approximately 2.2 years.

Subsequent Awards

In January 2024, the Company awarded 1,000,000 performance-based RSUs with a grant date fair value of approximately $14.1 million, 14,071,926 performance-based RSAs with a grant date fair value of approximately $199.5 million, and 38,707 service-based RSAs with a grant date fair value of approximately $0.6 million and a three-year service period. The performance-based awards are eligible to vest based on the Company’s TSR as compared to the Index TSR through December 31, 2025.